Annex 1	12 Months Ended
Dec. 31, 2021
Annex 1 [Abstract]
Annex 1	Basis of presentation of the consolidated financial statements
The accompanying consolidated financial statements were prepared from the accounting records of Telefónica, S.A. and each of the companies comprising the Telefónica Group, whose separate financial statements were prepared in accordance with the generally accepted accounting principles applicable in the various countries in which they are located, and for the purposes of these consolidated financial statements are presented in accordance with the International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB). These consolidated financial statements give a true and fair view of the consolidated equity and financial position at December 31, 2021, and of the consolidated results of operations, changes in consolidated equity and the consolidated cash flows obtained and used in the year then ended.
The euro is the Group’s reporting currency. The figures in these consolidated financial statements are expressed in million euros, unless indicated otherwise, and may therefore be rounded.
Note 3 contains a detailed description of the most significant accounting policies used to prepare these consolidated financial statements.
Materiality criteria
These consolidated financial statements do not include certain information or disclosures that, not having to be presented due to their qualitative significance, were deemed to be immaterial or of no relevance pursuant to the concepts of materiality or relevance defined in the IFRS conceptual framework, insofar as the Telefónica Group’s consolidated financial statements, taken as a whole, are concerned.
Comparative information and main changes in the consolidation scope
For comparative purposes, the accompanying consolidated financial statements for 2021 include the figures for 2020, and the consolidated income statement, the consolidated statement of comprehensive income, the consolidated statement of changes in equity and the consolidated statement of cash flows, and the notes thereto for the year then ended, they also include those of 2019.
The main events and changes in the consolidation scope affecting comparability of the consolidated information for 2021 and 2020 (see Appendix I for a detailed description of the consolidation scope and the changes during the year) are as listed below.
Exchange rates evolution

Variation of average exchange rate
	2020 vs 2019	2021 vs 2020
Brazilian real	(24.1%)	(8.8%)
Pound sterling	(1.3%)	3.4%
New peruvian sol	(6.1%)	(13.2%)
Chilean peso	(12.9%)	0.6%
Colombian peso	(12.6%)	(5.1%)
Mexican peso	(11.5%)	1.6%

Variation of closing exchange rate
	2020 vs 2019	2021 vs 2020
Brazilian real	(29.0%)	0.9%
Pound sterling	(5.2%)	6.9%
New peruvian sol	(16.2%)	(1.6%)
Chilean peso	(3.6%)	(8.8%)
Colombian peso	(12.6%)	(6.6%)
Mexican peso	(13.3%)	5.4%
The currency depreciation in 2020, affected by the COVID-19 crisis, had a negative impact in Equity attributable to equity holders of the parent amounting to 5,801 million euros (see Note 17.f).
Agreement between Telefónica and Liberty Global plc to combine their operating businesses in the UK
On May 7, 2020, Telefónica reached an agreement with Liberty Global plc to combine into a 50-50 joint venture their operating businesses in the United Kingdom (O2 Holdings Ltd. and Virgin Media UK, respectively). On June 1, 2021 after obtaining the relevant regulatory approvals, consummation of the necessary recapitalisations and satisfaction of other closing conditions, the closing of the transaction was carried out, resulting in the combination of both businesses into the joint venture called VMED O2 UK Ltd.
This move is fully aligned with the Telefonica strategy to focus on improving market positioning in its core markets. It will enable Telefónica to reinforce its presence and continuity in this market through the creation of an integrated communications provider in the United Kingdom that will offer their customers a convergent value proposition. Accordingly, VMED O2 UK is considered a reportable segment, as Telefónica United Kingdom was until June 1, 2021, while VMED O2 UK is a joint venture and as such it is registered by the equity method (see notes 4 and 10).
In accordance with IFRS 5, at December 31, 2020 the companies included in the transaction were classified as a disposal group held for sale (see Note 30). The non-current assets of Telefónica United Kingdom ceased to be amortized for accounting purposes from the date they started being classified as non-current assets held for sale in May 2020 (see Note 4).
The constitution of the joint venture resulted in a contribution of 5,376 million pounds sterling (equivalent to 6,234 million euros at the transaction day) for Telefonica, of which 2,622 million pounds correspond to the cash payment to Telefónica to equalise ownership in the joint venture (including the post-completion adjustment, see Note 29.c) and 2,754 million pounds correspond to proceeds from recapitalisation.
As a consequence of this transaction, the Group recognized a gain amounting to 4,460 million euros in “Other income” (see Note 26), as follows:

Millions of euros
Cash received	6,234
Fair value of 50% of VMED O2 UK (Note 10)	12,012
Less: carrying amount of Telefonica United Kingdom at June 1, 2021	(10,937)
Liabilities assumed and other costs (see Note 29.c)	(441)
Result before reclassification of translation differences and gains on hedges	6,868
Reclassification of translation differences included in equity	(3,135)
Reclassification of gains on hedges included in equity	727
Result of the transaction: gain	4,460
In addition, the accumulated actuarial losses of Telefonica United Kingdom amounting to 392 million euros were reclassified to retained earnings, with no effect in net equity.
Telefonica United Kingdom, which was fully consolidated within the Group, is excluded from the scope of consolidation from June 1, 2021 (Note 4). From that date, VMED O2 UK Ltd is registered under the equity method (see notes 4 and 10).
Agreement between Telxius Telecom and American Tower Corporation for the sale of its telecommunications towers divisions in Europe and Latin America
On January 13, 2021 Telxius Telecom, S.A. (a company of the Telefónica Group minority-owned, directly or indirectly, by KKR and Pontegadea), signed an agreement with American Tower Corporation ("ATC") for the sale of its telecommunications towers divisions in Europe (Spain and Germany) and in Latin America (Brazil, Peru, Chile and Argentina).
The agreement established the sale of a number of approximately 30,722 telecommunication tower sites and comprises two separate and independent transactions (on one hand, the Europe business and, on the other hand, the Latin American business), setting the respective closings after the corresponding regulatory authorizations.
The agreement included the transfer to ATC of the towers that Telxius agreed to acquire from Telefónica Germany GmbH & Co. under the agreement signed on June 8, 2020, including the towers acquired in the first phase on September 1, 2020 and the towers acquired in the second phase in August 2021.
In accordance with IFRS 5, the companies of the Telxius Group included in the transaction were recognized as a disposal group held for sale in the consolidated statement of financial position at December 31, 2020 (see Note 30) and the non-current assets ceased to be amortized and depreciated for accounting purposes from that date.
On June 1, 2021, once the relevant regulatory approvals had been obtained in Spain and Germany, the closing of the sale of the telecommunication towers division located in Europe was carried out, for a total selling price of 6,346 million euros.
On June 3, 2021, the closing of the sale of the telecommunication towers division located in Latin America was carried out, for a selling price of 887 million euros.
On August 2, 2021, the closing of the sale to ATC of 4,080 sites that Telxius undertook to acquire from Telefónica Germany GmbH & Co. OHG, under the second phase of the agreement reached between both parties on June 8, 2020 was carried out, which stated a total purchase price of 632 million euros. With the closing of this transaction, together with the sales of the telecommunications towers divisions in Europe and Latin America carried out in June, the sale process agreed between Telxius and ATC was finalized.
These transactions have generated a gain of 6,099 million euros registered in "Other income" (see Note 26), with the following breakdown:

Millions of euros
Selling price	7,865
Less: carrying amount of net assets and transaction costs	1,729
Result before reclassification of translation differences	6,136
Translation differences	(37)
Result of the transaction: gain	6,099
Income tax	(162)
Result attributable to non-controlling shareholders	(2,246)
Result attributable to equity holders of the parent	3,691
After the closing of these transactions, the companies of the Europe and Latin América towers divisions were excluded from the consolidation perimeter. The Telefónica Group operators maintained the leases agreements of the towers signed with the companies, sold subsidiaries of Telxius. Consequently, as of the closing date of the transactions, rights of use and lease liabilities were recorded in the consolidated statement of financial position, amounting to 2,633 million euros (see Note 9) and 2,775 million euros (see Note 20), respectively.
The heading "Tax receivables" of the consolidated statement of financial position at December 31, 2021 includes a credit of Telxius Telecom in the amount of 875 million euros generated by the advance corporation tax paid in application of the "minimum instalment payment regime" (see Note 25).
Sale by Telefónica Chile, S.A. of 60% of the shares of InfraCo, SpA
On February 22, 2021, Telefónica Chile, S.A. entered into a stock purchase agreement with KKR Alameda Aggregator L.P. (a vehicle controlled by funds managed or advised by KKR affiliated entities) for the sale of 60% of the shares of InfraCo, SpA ("InfraCo").
As part of the transaction, Telefónica Chile sold approximately two million homes passed with fiber to InfraCo. Additionally, Telefónica Chile and InfraCo entered into certain agreements for the provision of various services, including an agreement to provide wholesale connectivity services to Telefónica Chile on InfraCo’s fiber network.
After obtaining the corresponding authorizations, the transaction was closed on July 1, 2021. This transaction generated a gain of 274 million euros registered in "Other income" (see Note 26).
Sale of Telefónica de Costa Rica
On July 30, 2020, Telefónica reached an agreement with Liberty Latin America Ltd. for the sale of the entire share capital of Telefónica de Costa Rica TC, S.A.
On August 9, 2021, after the satisfaction of the closing conditions and obtaining the relevant regulatory approvals, the entire share capital of Telefónica de Costa Rica TC, S.A. was transferred to Liberty Latin America Ltd. for an amount of 538 million dollars, approximately 457 million euros. This transaction generated a gain of 136 million euros registered in "Other income" (see Note 26).
Acquisition of Cancom
On July 29, 2021, Telefónica Cybersecurity & Cloud Tech, S.L. ("Telefónica Tech") reached an agreement with Cancom Group for the acquisition of 100% of the shares of the British company Cancom Ltd (see Note 5).
The amount of the transaction (enterprise value) is 340 million sterling pounds (approximately 398 million euros).
Individual Suspension Plan
On December 28, 2021, Telefónica Spain signed a Social Pact for Employment supported by the largest trade unions. Said Pact includes the Company’s differential commitments and is based on the following six lines of work: equality and diversity; new ways of working, flexibility and productivity; incorporation and retention of talent; reskilling and professional development; functional and geographical mobility; and a plan for the voluntary individual suspension of the employment relationship (the Individual Suspension Plan).
The target audience of the Individual Suspension Plan are the employees turning 55 years or older in 2022 and with a seniority of more than 20 years. Maximum percentages of adhesion differ according to the areas.
The present value of the estimated payment flows resulting from the Plan resulted in expenses amounting to 1,382 million euros before taxes in 2021 (see Note 24), reflected in "Personnel expenses" to the Consolidated Financial Statements).
Impairment of goodwill of Telefónica Argentina and Telefónica del Perú
An impairment of the total goodwill assigned to Telefónica Argentina was registered in 2020, amounting to 519 million euros (see Note 7), as well as an impairment of intangible assets amounting to 106 million euros (see Note 6) and an impairment of property, plant and equipment of this cash generating unit amounting to 269 million euros (see Note 8). Due to the impairment record of these assets, the deferred tax liabilities associated with the non-deductibility of the inflation adjustment in Argentina, were partially reversed, amounting to 94 million euros (see Note 25).
In 2021 an impairment loss was recognized on the goodwill allocated to Telefónica Perú, amounting to 393 million euros (see Note 7).
ANNEX 1

BRAZIL'S SPECTRUM PORTFOLIO: MEANING OF THE STATES, REGIONS AND SECTORS ACRONYMS
Acronym	State
AC	Acre
AL	Alagoas
AP	Amapá
AM	Amazonas
BA	Bahia
CE	Ceara
DF	Distrito Federal
ES	Espírito Santo
GO	Goiás
MA	Maranhão
MT	Mato Grosso
MS	Mato Grosso do Sul
MG	Minas Gerais
PA	Pará
PB	Paraíba
PR	Paraná
PE	Pernambuco
PI	Piauí
RJ	Rio de Janeiro
RN	Rio Grande do Norte
RS	Rio Grande do Sul
RO	Rondônia
RR	Roraima
SC	Santa Catarina
SP	São Paulo
SE	Sergipe
TO	Tocantins

Regions	States & towns included in the regions
1	SP (City)
2	SP (Interior)
2'	SP - towns of sector 33 of the GPLG
3	RJ and ES
4	MG
4'	MG - towns of sector 3 of the GPLG
5	PR and SC
5'	PR - towns of sector 20 of the GPLG
6	RS
6'	RS - towns of sector 30 of the GPLG
7	AC, DF, GO, MS, MT, RO and TO
7'	GO - towns of sector 25 of the GPLG
7''	MS - towns of sector 22 of the GPLG
8	AM, AP, MA, PA and RR
9	BA and SE
10	AL, CE, PB, PE, PI and RN

Sectors	GPLG - general plan of the licenses granted (geographic areas that correspond to the sectors)
1	RJ
2	MG - except towns included in sector 3
3	MG - towns of Araporã, Araújo, Campina Verde, Campo Florido, Campos Altos, Canálopis, Capinópolis, Carmo do Paranaíba, Carneirinhos, Centralina, Comendador Gomes, Conceição das Alagoas, Córrego Danta, Cruzeiro da Fortaleza, Delta, Frutal, Gurinhatã, Ibiraci, Igaratinga, Iguatama, Indianópolis, Ipiaçú, Itapagipe, Ituiutaba, Iturama, Lagamar, Lagoa Formosa, Lagoa Grande, Limeira D'Oeste, Luz, Maravilhas, Moema, Monte Alegre de Minas, Monte Santo de Minas, Nova Ponte, Nova Serrana, Papagaios, Pará de Minas, Patos de Minas, Pedrinópolis, Pequi, Perdigão, Pirajuba, Pitangui, Planura, Prata, Presidente Olegário, Rio Paranaíba, Santa Juliana, Santa Vitória, São Francisco de Sales, São José da Varginha, Tupaciguara, Uberaba, Uberlândia, União de Minas & Vazante
4	ES
5	BA
6	SE
7	AL
8	PE
9	PB
10	RN
11	CE
12	PI
13	MA
14	PA
15	AP
16	AM
17	RR
18	SC
19	PR –except towns included of sector 20
20	PR – towns of Londrina and Tamarana
21	MS – except the town integrating of sector 22
22	MS – town of Paranaíba
23	MT
24	TO and GO – except towns included in sector 25
25	GO – towns of Buriti Alegre, Cachoeira Dourada, Inaciolândia, Itumbiara, Paranaiguara and São Simão
26	DF
27	RO
28	AC
29	RS
30	RS – towns of Pelotas, Capão do Leão, Morro Redondo and Turuçu
31	SP – except the towns included in sector 33
33	SP – towns of Altinópolis, Aramina, Batatais, Brodosqui, Buritizal, Cajuru, Cássia dos Coqueiros, Colômbia, Franca, Guaíra, Guará, Ipuã, Ituverava, Jardinópolis, Miguelópolis, Morro Agudo, Nuporanga, Orlândia, Ribeirão Corrente, Sales de Oliveira, Santa Cruz da Esperança, Santo Antônio da Alegria and São Joaquim da Barra